Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment
6.	Property and Equipment
Property and equipment consisted of the following:

(in thousands)	September 30, 2021	December 31, 2020
Computers and software	$4,455	$3,141
Furniture and equipment	1,580	1,109
Leasehold improvements	2,766	1,781
Construction and software development in process	—	128

	8,801	6,159
Less: accumulated depreciation and amortization	(4,104)	(2,911)

Property and equipment, net	$4,697	$3,248

Depreciation and amortization expense associated with property and equipment was $1.2 million and $0.8 million for the nine months ended September 30, 2021 and 2020, respectively.

6.	Property and Equipment
Property and equipment consisted of the following (in thousands):

	Successor Company
	December 31, 2020	December 31, 2019
Computers and software	$3,141	$2,042
Furniture and equipment	1,109	777
Leasehold improvements	1,781	1,188
Construction in process	128	310

	$6,159	$4,317
Less: accumulated depreciation and amortization	(2,911)	(1,759)

Property and equipment, net	$3,248	$2,558

Depreciation and amortization expense was $1.2 million for the year ended December 31, 2020 (Successor), and $0.5 million and $0.4 million for the periods from July 16, 2019 through December 31, 2019 (Successor), and January 1, 2019 through July 15, 2019 (Predecessor), respectively.